                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

           Flaherty & Crumrine/Claymore Total Return Fund Incorporated
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 626-795-7300

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                    Flaherty & Crumrine / Claymore Total Return
                                    Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 21380
REPORTING PERIOD:                   07/01/2009 - 06/30/2010
REGISTRANT ADDRESS:                 301 E. Colorado Boulevard, Suite 720,
                                    Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

--------------------------------------------------------------------------------
CIT GROUP

Ticker Symbol: CIT                                  CUSIP/Security ID: 125581801
Meeting Date: 5/11/2010

                                                                                  FUND'S VOTE
                                                                                    FOR OR
                                                                                    AGAINST
                                                                                 PROPOSAL, OR
                                                                                 ABSTAIN; FOR
                                                                      WHETHER     OR WITHHOLD   WHETHER VOTE
                                                    WHO PROPOSED     FUND CAST     REGARDING     WAS FOR OR
                                                  MATTER: ISSUER /    VOTE ON     ELECTION OF     AGAINST
SUMMARY OF MATTER VOTED ON                          SHAREHOLDER       MATTER       DIRECTORS     MANAGEMENT
-----------------------------------------------   ----------------   ---------   ------------   ------------
Approve directors                                 Issuer             Yes         For            For
Approve auditor                                   Issuer             Yes         For            For
Approve compensation of CIT executives            Issuer             Yes         For            For

--------------------------------------------------------------------------------
WACHOVIA PREFERRED FUNDING

Ticker Symbol: WNA-P                                CUSIP/Security ID: 92977V206
Meeting Date: 5/10/2010

                                                                                  FUND'S VOTE
                                                                                    FOR OR
                                                                                    AGAINST
                                                                                 PROPOSAL, OR
                                                                                 ABSTAIN; FOR
                                                                      WHETHER     OR WITHHOLD   WHETHER VOTE
                                                    WHO PROPOSED     FUND CAST     REGARDING     WAS FOR OR
                                                  MATTER: ISSUER /    VOTE ON     ELECTION OF     AGAINST
SUMMARY OF MATTER VOTED ON                          SHAREHOLDER       MATTER       DIRECTORS     MANAGEMENT
-----------------------------------------------   ----------------   ---------   ------------   ------------
Approve directors                                 Issuer             Yes         For            For

--------------------------------------------------------------------------------
XL CAPITAL

Ticker Symbol: XL                                   CUSIP/Security ID: 98372PAJ7
Meeting Date: 4/30/2010

                                                                                  FUND'S VOTE
                                                                                    FOR OR
                                                                                    AGAINST
                                                                                 PROPOSAL, OR
                                                                                 ABSTAIN; FOR
                                                                      WHETHER     OR WITHHOLD   WHETHER VOTE
                                                    WHO PROPOSED     FUND CAST     REGARDING     WAS FOR OR
                                                  MATTER: ISSUER /    VOTE ON     ELECTION OF     AGAINST
SUMMARY OF MATTER VOTED ON                          SHAREHOLDER       MATTER       DIRECTORS     MANAGEMENT
-----------------------------------------------   ----------------   ---------   ------------   ------------
Approve scheme of arrangement proposal            Issuer             Yes         Against        Against
Solicit additional proxies if needed for scheme   Issuer             Yes         Against        Against

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Flaherty & Crumrine/Claymore Total Return Fund Incorporated


By (Signature and Title)*  /s/ Donald F. Crumrine
                          -------------------------------------------------
                          Donald F. Crumrine, Director,
                          Chairman of the Board and Chief Executive Officer (Principal Executive Officer)

Date 8/20/2010
     ---------

* Print the name and title of each signing officer under his or her signature.